Investments (Tables)	9 Months Ended
Sep. 30, 2013
Investments [Abstract]
Schedule of Available for Sale and Held to Maturity Securities
The amortized cost and fair values of investments are as follows (in thousands):

	Available-for-Sale
	Amortized Cost	Cumulative Non-Credit OTTI (Losses) Recognized in OCI	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value/ Carrying Value
September 30, 2013
Corporate Bonds	$6,012	$—	$—	$(14)	$5,998
State and municipal securities	50,376	—	610	(1,078)	49,908
Mortgage-backed securities - Agency Pass Throughs	60,282	—	930	(789)	60,423
Mortgage-backed securities - Agency CMO's	117,133	—	1,212	(1,226)	117,119
SBA Pools	23,872	—	521	(39)	24,354
Mortgage-backed securities - Non Agency CMO's (below investment grade)	7,614	(864)	624	(176)	7,198
	$265,289	$(864)	$3,897	$(3,322)	$265,000
December 31, 2012
State and municipal securities	$60,984	$—	$2,823	$(158)	$63,649
Mortgage-backed securities - Agency Pass Throughs	71,821	—	2,224	(652)	73,393
Mortgage-backed securities - Agency CMO's	110,683	—	2,209	(328)	112,564
SBA Pools	19,962	—	359	—	20,321
Mortgage-backed securities - Non Agency CMO's (below investment grade)	10,889	(1,661)	1,401	(387)	10,242
	$274,339	$(1,661)	$9,016	$(1,525)	$280,169
	Held-to-Maturity
	Carrying Value / Amortized Cost	Cumulative Non-Credit OTTI (Losses) Recognized in OCI	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
September 30, 2013
State and municipal securities	$26,241	$—	$1,237	$(19)	$27,459
December 31, 2012
State and municipal securities	$14,826	$—	$1,518	$—	$16,344

Available-for-sale and Held To Maturity Securities Continuous Unrealized Loss Position, Fair Value
The following table summarizes the duration of Intermountain’s unrealized losses on available-for-sale and held-to-maturity securities as of the dates indicated (in thousands).

	Less Than 12 Months		12 Months or Longer		Total
September 30, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate Bonds	$3,998	$(14)	$—	$—	$3,998	$(14)
Residential mortgage-back securities	65,571	(1,567)	23,792	(624)	89,363	(2,191)
SBA Pools	4,420	(39)	—	—	4,420	(39)
State and municipal securities	30,949	(1,097)	—	—	30,949	(1,097)
Total	$104,938	$(2,717)	$23,792	$(624)	$128,730	$(3,341)

December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Residential mortgage-back securities	$57,180	$(785)	$11,408	$(582)	$68,588	$(1,367)
State and municipal securities	12,019	(158)	—	—	12,019	(158)
Total	$69,199	$(943)	$11,408	$(582)	$80,607	$(1,525)

Investments Classified by Contractual Maturity Date
At September 30, 2013, the amortized cost and fair value of available-for-sale and held-to-maturity debt securities, by contractual maturity, are as follows (in thousands):

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$—	$—	$1,381	$1,422
After one year through five years	3,567	3,578	2,619	2,691
After five years through ten years	6,716	6,607	18,127	19,002
After ten years	46,105	45,721	4,114	4,344
Subtotal	56,388	55,906	26,241	27,459
Mortgage-backed securities	185,029	184,740	—	—
SBA Pools	23,872	24,354	—	—
Total Securities	$265,289	$265,000	$26,241	$27,459

Other Than Temporary Impairment Losses
The following table presents the OTTI losses for the nine months ended September 30, 2013 and 2012:

	2013		2012
	Held To Maturity	Available For Sale	Held To Maturity	Available For Sale
Total other-than-temporary impairment losses	$—	$—	$—	$7
Portion of other-than-temporary impairment losses transferred from other comprehensive income (1)	—	63	—	350
Net impairment losses recognized in earnings (2)	$—	$63	$—	$357
_____________________________

(1)	Represents other-than-temporary impairment losses related to all other factors.

(2)	Represents other-than-temporary impairment losses related to credit losses.